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PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio)
PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio)

SUPPLEMENT DATED SEPTEMBER 21, 2021

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2021

FOR CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2021 for Class P Shares (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summary section

PD International Large-Cap Index Portfolio (formerly named PD International Large-Cap Portfolio) – In the Performance subsection, the second paragraph is deleted.